Derivative Financial Instruments and Hedging	12 Months Ended
Mar. 31, 2014
Derivative Financial Instruments and Hedging

29. Derivative Financial Instruments and Hedging

Risk management policy

The Company and its subsidiaries manage interest rate risk through asset and liability management systems. The Company and its subsidiaries use derivative financial instruments to hedge interest rate risk and avoid changes in interest rates that could have a significant adverse effect on the Company’s results of operations. As a result of interest rate changes, the fair value and/or cash flow of interest sensitive assets and liabilities will fluctuate. However, such fluctuation will generally be offset by using derivative financial instruments as hedging instruments. Derivative financial instruments that the Company and its subsidiaries use as part of the interest risk management include interest rate swaps.

The Company and its subsidiaries utilize foreign currency borrowings, foreign exchange contracts and foreign currency swap agreements to hedge exchange rate risk associated with certain transactions and investments denominated in foreign currencies. Similarly, overseas subsidiaries generally structure their liabilities to match the currency-denomination of assets in each region.

By using derivative instruments, the Company and its subsidiaries are exposed to credit risk in the event of nonperformance by counterparties. The Company and its subsidiaries attempt to manage the credit risk by carefully evaluating the content of transactions and the quality of counterparties in advance and regularly monitoring the amount of notional principal, fair value, type of transaction and other factors pertaining to each counterparty.

(a) Cash flow hedges

The Company and its subsidiaries designate interest rate swap agreements, foreign currency swap agreements and foreign exchange contracts as cash flow hedges for variability of cash flows originating from floating rate borrowings and forecasted transactions and for exchange fluctuations. Net gains (losses) before deducting applicable taxes on derivative contracts were reclassified from accumulated other comprehensive income (loss) into earnings when earnings were affected by the variability in cash flows of the designated hedged item. The amounts of these net gains (losses) after deducting applicable taxes were net gains of ¥181 million, net losses of ¥824 million and net losses of ¥915 million during fiscal 2012, 2013 and 2014, respectively. No amount of net gains (losses), which represent the ineffectiveness of cash flow hedges, was recorded in earnings for fiscal 2012, and ¥69 million of losses and ¥269 million of gains were recorded in earnings for fiscal 2013 and 2014, respectively. Approximately ¥482 million of net derivative losses included in accumulated other comprehensive income (loss), net of applicable income taxes at March 31, 2014 will be reclassified into earnings within fiscal 2015.

(b) Fair value hedges

The Company and its subsidiaries use financial instruments designated as fair value hedges to hedge their exposure to interest rate risk and foreign currency exchange risk. The Company and its subsidiaries designate foreign currency swap agreements and foreign exchange contracts to minimize foreign currency exposures on lease receivables, loan receivables and borrowings, denominated in foreign currency. The Company and its subsidiaries designate interest rate swap to hedge interest rate exposure of the fair values of loan receivables. The Company and certain overseas subsidiaries, which issued medium-term notes or bonds with fixed interest rates, use interest rate swap contracts to hedge interest rate exposure of the fair values of these medium-term notes. In cases where the medium-term notes were denominated in other than the subsidiaries’ local currencies, foreign currency swap agreements are used to hedge foreign exchange rate exposure. A certain overseas subsidiary uses foreign currency long-term-debt to hedge foreign exchange rate exposure from unrecognized firm commitment. For fiscal 2012, 2013 and 2014, net losses of ¥265 million, ¥47 million and ¥20 million of hedge ineffectiveness associated with instruments designated as fair value hedges were recorded in earnings.

(c) Hedges of net investment in foreign operations

The Company uses foreign exchange contracts, borrowings and bonds denominated in the subsidiaries’ local currencies to hedge the foreign currency exposure of the net investment in overseas subsidiaries. The gains and losses of these hedging instruments were recorded in foreign currency translation adjustments, which is a part of other comprehensive income (loss).

(d) Trading derivatives or derivatives not designated as hedging instruments

The Company and its subsidiaries engage in trading activities involving various future contracts. Therefore the Company and the subsidiaries are at various risks such as share price fluctuation risk, interest rate risk and foreign currency exchange risk. The Company and the subsidiaries check that these risks are below a certain level by using internal indicators and determine whether such contracts should be continued or not. The Company and certain subsidiaries entered into certain interest rate swap agreements, foreign currency swap agreements and foreign exchange contracts for risk management purposes which are not qualified for hedge accounting under ASC 815 (“Derivatives and Hedging”).

ASC 815-10-50 (“Derivatives and Hedging—Disclosures”) requires companies to disclose the fair value of derivative instruments and their gains (losses) in tabular format, as well as information about credit-risk-related contingent features in derivative agreements.

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2012 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(489)	Interest on loans and investment securities/Interest expense	¥44	—	¥0
Foreign exchange contracts	(526)	Foreign currency transaction loss	(696)	—	0
Foreign currency swap agreements	(409)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	1,031	—	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥4,072	Interest on loans and investment securities/Interest expense	¥(4,337)	Interest on loans and investment securities/Interest expense
Foreign exchange contracts	972	Foreign currency transaction loss	(972)	Foreign currency transaction loss
Foreign currency swap agreements	227	Foreign currency transaction loss	(277)	Foreign currency transaction loss
Foreign currency long-term debt	69	Foreign currency transaction loss	(69)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(1,198)	—	¥0	—	¥0
Borrowings and bonds in local currency	1,348	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥23	Other operating revenues/expenses
Foreign currency swap agreements	24	Other operating revenues/expenses
Futures	(1,056)	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	615	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	(92)	Other operating revenues/expenses
Options held/written, Caps held and other	137	Other operating revenues/expenses

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2013 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(249)	Interest on loans and investment securities/Interest expense	¥6	—	¥0
Foreign exchange contracts	(1,546)	Foreign currency transaction loss Interest on loans and investment	73	—	0
Foreign currency swap agreements	960	securities/Interest expense/Foreign currency transaction loss	(1,231)	Foreign currency transaction loss	(69)

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥76	Interest on loans and investment securities/Interest expense	¥(120)	Interest on loans and investment securities/Interest expense
Foreign exchange contracts	(8,828)	Foreign currency transaction loss	8,828	Foreign currency transaction loss
Foreign currency swap agreements	(2,352)	Foreign currency transaction loss	2,349	Foreign currency transaction loss
Foreign currency long-term-debt	172	Foreign currency transaction loss	(172)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(11,524)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥1,425	—	¥0
Borrowings and bonds in local currency	(19,637)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	3,464	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥8	Other operating revenues/expenses
Futures	(504)	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	(236)	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	344	Other operating revenues/expenses
Options held/written and other	992	Other operating revenues/expenses

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2014 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥945	Interest on loans and investment securities/Interest expense	¥39	—	¥0
Foreign exchange contracts	(948)	Foreign currency transaction loss	773	—	0
Foreign currency swap agreements	594	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	(2,025)	Foreign currency transaction loss	269

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location

Interest rate swap agreements	¥(2,296)	Interest on loans and investment securities/Interest expense	¥2,276	Interest on loans and investment securities/Interest expense

Foreign exchange contracts	(3,574)	Foreign currency transaction loss	3,574	Foreign currency transaction loss

Foreign currency swap agreements	(2,896)	Foreign currency transaction loss	2,896	Foreign currency transaction loss

Foreign currency long-term-debt	(1,609)	Foreign currency transaction loss	1,609	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(23,638)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥(171)	—	¥0
Borrowings and bonds in local currency	(16,469)	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥5	Other operating revenues/expenses
Futures	(167)	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	(406)	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	(506)	Other operating revenues/expenses
Options written and other	(241)	Other operating revenues/expenses

Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2013 and 2014 are as follows.

March 31, 2013

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥264,434	¥4,654	Other receivables	¥1,451	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	191,980	838	Other receivables	4,624	Trade notes, accounts payable and other liabilities
Foreign currency swap agreements	83,000	2,890	Other receivables	8,263	Trade notes, accounts payable and other liabilities
Foreign currency long-term-debt	161,379	0	—	0	—
Trading derivatives or derivatives not designated as hedging instruments:
Interest rate swap agreements	¥1,294	¥0	—	¥8	Trade notes, accounts payable and other liabilities
Options held/written and other	217,999	5,654	Other receivables	3,530	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	41,363	192	Other receivables	61	Trade notes, accounts payable and other liabilities
Credit derivatives held/written	20,161	370	Other receivables	100	Trade notes, accounts payable and other liabilities

March 31, 2014

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥206,605	¥2,528	Other receivables	¥634	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	370,243	1,018	Other receivables	4,708	Trade notes, accounts payable and other liabilities
Foreign currency swap agreements	93,276	3,534	Other receivables	7,176	Trade notes, accounts payable and other liabilities
Foreign currency long- term-debt	261,483	0	—	0	—
Trading derivatives or derivatives not designated as hedging instruments:
Options written and other	¥173,637	¥5,486	Other receivables	¥3,605	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	65,094	56	Other receivables	472	Trade notes, accounts payable and other liabilities
Credit derivatives held/written	13,715	29	Other receivables	265	Trade notes, accounts payable and other liabilities

Certain of the Company’s derivative instruments contain provisions that require the Company to maintain an investment grade credit rating from each of the major credit rating agencies. If the Company’s credit rating were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment on derivative instruments that are in net liability positions. There are no derivative instruments with credit-risk-related contingent features that are in a liability position on March 31, 2013 and 2014.

ASC 815-10-50 (“Derivatives and Hedging—Disclosures”) requires sellers of credit derivatives to disclose additional information about credit-risk-related potential payment risk.

The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written as of March 31, 2013 and 2014 are as follows.

March 31, 2013

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company*	¥832	Less than five years	¥(29)

*	Underlying reference company’s credit ratings are Caa1 or better rated by rating agencies as of March 31, 2013.

March 31, 2014

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company*	¥425	Less than four years	¥29

*	Underlying reference company’s credit ratings are Baa1 or better rated by rating agencies as of March 31, 2014.